FPA New Income, Inc.
FPA New Income, Inc.

FPA New Income, Inc. (FPNIX)

Supplement dated June 22, 2017 to the

Prospectus dated January 31, 2017,

as amended and restated March 30, 2017

This Supplement updates certain information contained in the Prospectus for FPA New Income, Inc. (the “Fund”), dated January 31, 2017, as amended and restated March 30, 2017.  You should retain this Supplement and the Prospectus for future reference.  Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.fpafunds.com or calling us at (800) 638-3060.

Effective June 26, 2017, the Board of Directors of the Fund approved the removal of the 2% redemption fee.  As a result, the following sections of the Prospectus are hereby amended.

The shareholder fee table in the section titled “Fund Summary-Fees and Expenses of the Fund” on page 2 of the Prospectus is hereby deleted in its entirety and replaced by the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FPA New Income, Inc. FPA New Income, Inc.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)(as a percentage of original sales price or redemption proceeds, as applicable)	none
Exchange Fee	none

PLEASE RETAIN FOR FUTURE REFERENCE